DISCONTINUED OPERATIONS - General information (Details) - 4Degrees Inc. Colocation data centers - CAD ($) $ in Millions		3 Months Ended			12 Months Ended
	Jan. 24, 2019	Jun. 30, 2020	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
DISCONTINUED OPERATIONS
Amount received from discontinued operations	$ 261.6
Payment of working capital adjustments	0.9
Gain on disposal of businesses		$ 30.8		$ 97.2
Tax benefit on discontinued operations		$ 4.7	$ 18.5		$ 4.7	$ 18.5
The amount deferred from the proceeds received on discontinued operations	$ 53.1